Distribution Date:	08/17/26	BANK 2019-BNK18
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	9-13		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	14-16		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	17-19	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	20		General	(305) 229-6465
Historical Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	23		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	24		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	25	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	26		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	27				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	29
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	30
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	065402AY5	2.610000%	17,790,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	065402AZ2	3.474000%	32,774,000.00	22,237,325.57	0.00	64,377.06	0.00	0.00	64,377.06	22,237,325.57	31.32%	30.00%
A-SB	065402BA6	3.432000%	30,145,000.00	17,304,476.09	492,218.99	49,490.80	0.00	0.00	541,709.79	16,812,257.10	31.32%	30.00%
A-3	065402BB4	3.325000%	265,700,000.00	265,700,000.00	0.00	736,210.42	0.00	0.00	736,210.42	265,700,000.00	31.32%	30.00%
A-4	065402BC2	3.584000%	343,049,000.00	343,049,000.00	0.00	1,024,573.01	0.00	0.00	1,024,573.01	343,049,000.00	31.32%	30.00%
A-S	065402BF5	3.826000%	89,876,000.00	89,876,000.00	0.00	286,554.65	0.00	0.00	286,554.65	89,876,000.00	21.80%	20.88%
B	065402BG3	3.977000%	49,247,000.00	49,247,000.00	0.00	163,212.77	0.00	0.00	163,212.77	49,247,000.00	16.58%	15.88%
C	065402BH1	4.353278%	40,629,000.00	40,629,000.00	0.00	147,391.12	0.00	0.00	147,391.12	40,629,000.00	12.27%	11.75%
D	065402AJ8	3.000000%	29,548,000.00	29,548,000.00	0.00	73,870.00	0.00	0.00	73,870.00	29,548,000.00	9.14%	8.75%
E	065402AL3	3.000000%	23,392,000.00	23,392,000.00	0.00	58,480.00	0.00	0.00	58,480.00	23,392,000.00	6.66%	6.38%
F	065402AN9	3.325000%	19,699,000.00	19,699,000.00	0.00	54,582.65	0.00	0.00	54,582.65	19,699,000.00	4.57%	4.38%
G	065402AQ2	3.325000%	9,850,000.00	9,850,000.00	0.00	27,292.71	0.00	0.00	27,292.71	9,850,000.00	3.52%	3.38%
H*	065402AS8	3.325000%	33,241,971.00	33,241,971.00	0.00	72,228.81	0.00	0.00	72,228.81	33,241,971.00	0.00%	0.00%
RR Interest	BCC2JT3W9	4.493278%	51,838,998.48	49,672,303.83	25,906.26	184,946.63	0.00	0.00	210,852.89	49,646,397.57	0.00%	0.00%
R	065402AW9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	065402AU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,036,779,969.48	993,446,076.49	518,125.25	2,943,210.63	0.00	0.00	3,461,335.88	992,927,951.24

X-A	065402BD0	1.023259%	689,458,000.00	648,290,801.65	0.00	552,807.86	0.00	0.00	552,807.86	647,798,582.66
X-B	065402BE8	0.506729%	179,752,000.00	179,752,000.00	0.00	75,904.60	0.00	0.00	75,904.60	179,752,000.00
X-D	065402AA7	1.493278%	52,940,000.00	52,940,000.00	0.00	65,878.46	0.00	0.00	65,878.46	52,940,000.00
X-F	065402AC3	1.168278%	19,699,000.00	19,699,000.00	0.00	19,178.26	0.00	0.00	19,178.26	19,699,000.00
X-G	065402AE9	1.168278%	9,850,000.00	9,850,000.00	0.00	9,589.62	0.00	0.00	9,589.62	9,850,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	065402AG4	1.168278%	33,241,971.00	33,241,971.00	0.00	32,363.23	0.00	0.00	32,363.23	33,241,971.00
Notional SubTotal			984,940,971.00	943,773,772.65	0.00	755,722.03	0.00	0.00	755,722.03	943,281,553.66

Deal Distribution Total					518,125.25	3,698,932.66	0.00	0.00	4,217,057.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	065402AY5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	065402AZ2	678.50508238	0.00000000	1.96427229	0.00000000	0.00000000	0.00000000	0.00000000	1.96427229	678.50508238
A-SB	065402BA6	574.04133654	16.32837917	1.64175817	0.00000000	0.00000000	0.00000000	0.00000000	17.97013734	557.71295737
A-3	065402BB4	1,000.00000000	0.00000000	2.77083335	0.00000000	0.00000000	0.00000000	0.00000000	2.77083335	1,000.00000000
A-4	065402BC2	1,000.00000000	0.00000000	2.98666666	0.00000000	0.00000000	0.00000000	0.00000000	2.98666666	1,000.00000000
A-S	065402BF5	1,000.00000000	0.00000000	3.18833337	0.00000000	0.00000000	0.00000000	0.00000000	3.18833337	1,000.00000000
B	065402BG3	1,000.00000000	0.00000000	3.31416675	0.00000000	0.00000000	0.00000000	0.00000000	3.31416675	1,000.00000000
C	065402BH1	1,000.00000000	0.00000000	3.62773192	0.00000000	0.00000000	0.00000000	0.00000000	3.62773192	1,000.00000000
D	065402AJ8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	065402AL3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	065402AN9	1,000.00000000	0.00000000	2.77083354	0.00000000	0.00000000	0.00000000	0.00000000	2.77083354	1,000.00000000
G	065402AQ2	1,000.00000000	0.00000000	2.77083350	0.00000000	0.00000000	0.00000000	0.00000000	2.77083350	1,000.00000000
H	065402AS8	1,000.00000000	0.00000000	2.17281972	0.59801388	13.37542861	0.00000000	0.00000000	2.17281972	1,000.00000000
RR Interest	BCC2JT3W9	958.20338522	0.49974461	3.56771225	0.02018307	0.46093811	0.00000000	0.00000000	4.06745686	957.70364061
R	065402AW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	065402AU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	065402BD0	940.29049144	0.00000000	0.80180063	0.00000000	0.00000000	0.00000000	0.00000000	0.80180063	939.57656980
X-B	065402BE8	1,000.00000000	0.00000000	0.42227402	0.00000000	0.00000000	0.00000000	0.00000000	0.42227402	1,000.00000000
X-D	065402AA7	1,000.00000000	0.00000000	1.24439856	0.00000000	0.00000000	0.00000000	0.00000000	1.24439856	1,000.00000000
X-F	065402AC3	1,000.00000000	0.00000000	0.97356516	0.00000000	0.00000000	0.00000000	0.00000000	0.97356516	1,000.00000000
X-G	065402AE9	1,000.00000000	0.00000000	0.97356548	0.00000000	0.00000000	0.00000000	0.00000000	0.97356548	1,000.00000000
X-H	065402AG4	1,000.00000000	0.00000000	0.97356532	0.00000000	0.00000000	0.00000000	0.00000000	0.97356532	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	64,377.06	0.00	64,377.06	0.00	0.00	0.00	64,377.06	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	49,490.80	0.00	49,490.80	0.00	0.00	0.00	49,490.80	0.00
A-3	07/01/26 - 07/30/26	30	0.00	736,210.42	0.00	736,210.42	0.00	0.00	0.00	736,210.42	0.00
A-4	07/01/26 - 07/30/26	30	0.00	1,024,573.01	0.00	1,024,573.01	0.00	0.00	0.00	1,024,573.01	0.00
X-A	07/01/26 - 07/30/26	30	0.00	552,807.86	0.00	552,807.86	0.00	0.00	0.00	552,807.86	0.00
X-B	07/01/26 - 07/30/26	30	0.00	75,904.60	0.00	75,904.60	0.00	0.00	0.00	75,904.60	0.00
A-S	07/01/26 - 07/30/26	30	0.00	286,554.65	0.00	286,554.65	0.00	0.00	0.00	286,554.65	0.00
B	07/01/26 - 07/30/26	30	0.00	163,212.77	0.00	163,212.77	0.00	0.00	0.00	163,212.77	0.00
C	07/01/26 - 07/30/26	30	0.00	147,391.12	0.00	147,391.12	0.00	0.00	0.00	147,391.12	0.00
X-D	07/01/26 - 07/30/26	30	0.00	65,878.46	0.00	65,878.46	0.00	0.00	0.00	65,878.46	0.00
X-F	07/01/26 - 07/30/26	30	0.00	19,178.26	0.00	19,178.26	0.00	0.00	0.00	19,178.26	0.00
X-G	07/01/26 - 07/30/26	30	0.00	9,589.62	0.00	9,589.62	0.00	0.00	0.00	9,589.62	0.00
X-H	07/01/26 - 07/30/26	30	0.00	32,363.23	0.00	32,363.23	0.00	0.00	0.00	32,363.23	0.00
D	07/01/26 - 07/30/26	30	0.00	73,870.00	0.00	73,870.00	0.00	0.00	0.00	73,870.00	0.00
E	07/01/26 - 07/30/26	30	0.00	58,480.00	0.00	58,480.00	0.00	0.00	0.00	58,480.00	0.00
F	07/01/26 - 07/30/26	30	0.00	54,582.65	0.00	54,582.65	0.00	0.00	0.00	54,582.65	0.00
G	07/01/26 - 07/30/26	30	0.00	27,292.71	0.00	27,292.71	0.00	0.00	0.00	27,292.71	0.00
H	07/01/26 - 07/30/26	30	423,572.80	92,107.96	0.00	92,107.96	19,879.16	0.00	0.00	72,228.81	444,625.61
RR Interest	07/01/26 - 07/30/26	30	22,763.06	185,992.90	0.00	185,992.90	1,046.27	0.00	0.00	184,946.63	23,894.57
Totals			446,335.86	3,719,858.08	0.00	3,719,858.08	20,925.43	0.00	0.00	3,698,932.66	468,520.18

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,217,057.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,738,372.02	Master Servicing Fee	10,917.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,638.39
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	427.73
ARD Interest	0.00	Operating Advisor Fee	1,026.56
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,738,372.02	Total Fees	18,513.96

Principal		Expenses/Reimbursements
Scheduled Principal	518,125.25	Reimbursement for Interest on Advances	546.09
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,213.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,166.15
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	518,125.25	Total Expenses/Reimbursements	20,925.43

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,698,932.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	518,125.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,217,057.91
Total Funds Collected	4,256,497.27	Total Funds Distributed	4,256,497.30

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	993,446,076.49	993,446,076.49	Beginning Certificate Balance	993,446,076.49
(-) Scheduled Principal Collections	518,125.25	518,125.25	(-) Principal Distributions	518,125.25
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	992,927,951.24	992,927,951.24	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	993,469,552.50	993,469,552.50	Ending Certificate Balance	992,927,951.24
Ending Actual Collateral Balance	992,962,830.73	992,962,830.73

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP	Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP
10,000,000 or less	34	148,547,369.46	14.96%	32	4.5990	1.579107	1.60 or less	27	270,771,452.01	27.27%	25	4.4471	1.017499
10,000,001 to 20,000,000	11	168,591,482.04	16.98%	33	4.4059	2.866457	1.61 to 1.80	5	74,833,288.45	7.54%	32	4.8312	1.631330
20,000,001 to 30,000,000	3	68,182,725.71	6.87%	32	4.8768	1.683996	1.81 to 2.00	5	107,717,753.86	10.85%	33	4.5477	1.883423
30,000,001 to 40,000,000	3	108,300,000.00	10.91%	13	3.9767	2.978548	2.01 to 2.20	2	32,829,299.39	3.31%	32	4.6879	2.085623
40,000,001 to 60,000,000	1	57,908,571.18	5.83%	32	4.8500	1.634700	2.21 to 2.40	3	200,590,400.94	20.20%	33	4.3729	2.307079
60,000,001 to 80,000,000	2	133,700,000.00	13.47%	33	4.2616	1.438945	2.41 to 2.60	2	18,550,000.00	1.87%	31	5.1149	2.438189
80,000,001 or greater	3	295,000,000.00	29.71%	33	4.2123	3.038905	2.61 to 3.10	6	89,500,000.00	9.01%	31	4.4163	2.896771
Totals	59	992,927,951.24	100.00%	30	4.3698	2.376421	3.11 to 5.00	4	111,637,953.74	11.24%	33	3.9785	4.340652
							5.01 to 7.00	3	73,800,000.00	7.43%	33	3.5432	5.663571
							7.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	59	992,927,951.24	100.00%	30	4.3698	2.376421
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP
							Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP
Arizona	1	5,961,743.81	0.60%	32	5.2200	1.610600
							Industrial	9	7,688,909.94	0.77%	32	4.5281	2.404299
California	12	508,697,881.93	51.23%	33	4.3443	2.424238
							Lodging	5	161,455,491.86	16.26%	32	4.9314	1.616917
Florida	3	28,763,410.74	2.90%	33	4.8235	2.274281
							Mixed Use	3	14,568,871.26	1.47%	33	4.8691	2.040152
Georgia	3	47,976,313.19	4.83%	32	4.7502	1.823510
							Multi-Family	20	76,255,552.78	7.68%	32	4.1973	1.272958
Hawaii	186	40,000,000.00	4.03%	30	4.3100	2.833200
							Office	11	567,316,799.44	57.14%	29	4.1489	2.815274
Illinois	1	3,550,000.00	0.36%	33	4.5300	2.557300
							Other	178	37,901,491.00	3.82%	30	4.3100	2.833200
Indiana	1	6,120,237.94	0.62%	32	4.7800	(1.944500)
							Retail	9	79,522,188.26	8.01%	32	4.8064	1.401307
Kansas	1	2,901,467.65	0.29%	32	4.3400	1.440000
							Self Storage	4	35,520,844.29	3.58%	33	4.5351	2.854460
Michigan	2	27,105,243.64	2.73%	32	4.6830	1.510049
							Totals	241	992,927,951.24	100.00%	30	4.3698	2.376421
Nevada	1	11,000,000.00	1.11%	32	4.4200	2.917100

New Jersey	1	57,908,571.18	5.83%	32	4.8500	1.634700

New York	18	85,566,855.83	8.62%	32	4.1943	1.662988

Ohio	2	8,368,871.26	0.84%	33	4.9500	1.394400

Texas	6	72,509,551.66	7.30%	4	4.4982	0.975859

Washington	1	73,800,000.00	7.43%	33	3.5432	5.703300

Totals	241	992,927,951.24	100.00%	30	4.3698	2.376421

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP	Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP
	3.9999% or less	9	200,444,519.32	20.19%	33	3.7743	4.468506	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	20	382,075,023.36	38.48%	27	4.2490	1.828413	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	22	329,215,599.52	33.16%	32	4.6892	1.894473	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	6	68,495,006.19	6.90%	32	5.2367	1.763445	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	992,927,951.24	100.00%	30	4.3698	2.376421	49 months or greater	57	980,230,148.39	98.72%	30	4.3688	2.385925
								Totals	59	992,927,951.24	100.00%	30	4.3698	2.376421
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP	Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP
	60 months or less	57	980,230,148.39	98.72%	30	4.3688	2.385925	Interest Only	23	693,670,000.00	69.86%	30	4.2468	2.738497
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	30	270,648,294.39	27.26%	32	4.7062	1.558059
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	992,927,951.24	100.00%	30	4.3698	2.376421	361 months or greater	4	15,911,854.00	1.60%	33	3.9458	1.097082
								Totals	59	992,927,951.24	100.00%	30	4.3698	2.376421
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	12,697,802.85	1.28%	33	4.4518	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		4	77,210,372.62	7.78%	32	4.1852	3.980365	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	40	824,700,473.63	83.06%	32	4.4120	2.369762	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	13	78,319,302.14	7.89%	6	4.0948	0.984257	Totals	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	992,927,951.24	100.00%	30	4.3698	2.376421
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310944505	OF	San Francisco	CA	Actual/360	3.912%	336,880.63	0.00	0.00	N/A	05/11/29	--	100,000,000.00	100,000,000.00	08/11/26
2	610948369	OF	Alhambra	CA	Actual/360	4.220%	363,388.89	0.00	0.00	N/A	05/11/29	--	100,000,000.00	100,000,000.00	08/11/26
3	300801903	OF	Los Angeles	CA	Actual/360	4.520%	369,761.11	0.00	0.00	N/A	04/01/29	--	95,000,000.00	95,000,000.00	08/01/26
4	310949335	OF	Bellevue	WA	Actual/360	3.543%	103,127.73	0.00	0.00	05/06/29	10/06/30	--	33,800,000.00	33,800,000.00	08/06/26
4A	310950216				Actual/360	3.543%	61,022.32	0.00	0.00	05/06/29	10/06/30	--	20,000,000.00	20,000,000.00	08/06/26
4B	310950215				Actual/360	3.543%	61,022.32	0.00	0.00	05/06/29	10/06/30	--	20,000,000.00	20,000,000.00	08/06/26
5	1956468	OF	West Hollywood	CA	Actual/360	4.445%	267,934.72	0.00	0.00	N/A	05/01/29	--	70,000,000.00	70,000,000.00	08/05/26
6	1956453	OF	San Francisco	CA	Actual/360	4.060%	222,702.28	0.00	0.00	N/A	05/06/29	--	63,700,000.00	63,700,000.00	04/06/26
7	310949229	LO	Whippany	NJ	Actual/360	4.850%	242,159.67	74,455.43	0.00	N/A	04/11/29	--	57,983,026.61	57,908,571.18	08/11/26
8	453012136	LO	College Park	GA	Actual/360	4.620%	69,434.78	33,333.28	0.00	N/A	04/01/29	--	17,453,233.72	17,419,900.44	08/01/26
8A	453012116				Actual/360	4.620%	88,529.34	42,499.94	0.00	N/A	04/01/29	--	22,252,872.56	22,210,372.62	08/01/26
9	321840009	Various Honolulu		HI	Actual/360	4.310%	148,455.56	0.00	0.00	N/A	02/07/29	--	40,000,000.00	40,000,000.00	08/07/26
10	310949601	LO	Garden Grove	CA	Actual/360	5.253%	113,091.88	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	08/11/26
10A	310949930				Actual/360	5.253%	67,855.12	0.00	0.00	N/A	03/11/29	--	15,000,000.00	15,000,000.00	08/11/26
11	300801910	OF	Austin	TX	Actual/360	4.015%	119,278.96	0.00	0.00	N/A	05/01/24	05/01/28	34,500,000.00	34,500,000.00	08/01/26
12	600949053	RT	Livonia	MI	Actual/360	4.700%	85,018.46	34,268.24	0.00	N/A	04/11/29	--	21,006,621.33	20,972,353.09	08/11/26
13	300801907	SS	Brooklyn	NY	Actual/360	4.478%	77,121.11	0.00	0.00	N/A	05/01/29	--	20,000,000.00	20,000,000.00	08/01/26
14	310949205	LO	Irving	TX	Actual/360	4.900%	74,999.42	25,838.66	0.00	N/A	05/11/29	--	17,774,714.57	17,748,875.91	08/11/26
15	470113400	MF	Kew Gardens Hills	NY	Actual/360	3.900%	48,117.47	30,533.20	0.00	N/A	05/01/29	--	14,327,781.89	14,297,248.69	08/01/26
16	300801909	RT	Gardena	CA	Actual/360	4.750%	48,060.76	0.00	0.00	N/A	05/01/29	--	11,750,000.00	11,750,000.00	08/01/26
17	300801911	OF	Miami	FL	Actual/360	4.830%	44,235.91	16,835.80	0.00	N/A	05/01/29	--	10,635,762.57	10,618,926.77	08/01/26
18	300801913	RT	Doral	FL	Actual/360	5.000%	46,378.95	15,355.54	0.00	N/A	05/01/29	--	10,771,885.77	10,756,530.23	08/01/26
20	610949269	OF	Las Vegas	NV	Actual/360	4.420%	41,867.22	0.00	0.00	N/A	04/11/29	--	11,000,000.00	11,000,000.00	08/11/26
21	410949442	RT	Saint Paul	MN	Actual/360	4.340%	32,788.17	17,431.36	0.00	N/A	05/11/29	--	8,773,406.57	8,755,975.21	08/11/26
22	470112880	MF	Forest Hills	NY	Actual/360	4.190%	31,096.37	17,747.00	0.00	N/A	03/01/29	--	8,618,596.24	8,600,849.24	08/01/26
23	600948665	MU	Various	OH	Actual/360	4.950%	35,736.47	15,051.75	0.00	N/A	05/11/29	--	8,383,923.01	8,368,871.26	08/11/26
24	300801898	RT	Elk Grove	CA	Actual/360	4.690%	33,520.47	0.00	0.00	N/A	03/01/29	--	8,300,000.00	8,300,000.00	08/01/26
25	300801900	SS	Winter Park	FL	Actual/360	4.557%	29,025.66	8,847.61	0.00	N/A	04/01/29	--	7,396,801.35	7,387,953.74	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	1854356	LO	Duluth	GA	Actual/360	5.700%	30,348.85	15,355.61	0.00	N/A	05/01/29	--	6,183,126.88	6,167,771.27	08/01/26
27	410948559	RT	Visalia	CA	Actual/360	4.530%	24,065.66	11,883.13	0.00	N/A	05/11/29	--	6,169,364.12	6,157,480.99	08/11/26
28	1956625	RT	Muncie	IN	Actual/360	4.780%	25,238.52	11,403.48	0.00	N/A	04/01/29	--	6,131,641.42	6,120,237.94	05/01/26
29	410949111	IN	Petaluma	CA	Actual/360	4.610%	22,255.72	15,966.71	0.00	N/A	05/11/29	--	5,606,367.65	5,590,400.94	08/11/26
30	410947673	RT	Sierra Vista	AZ	Actual/360	5.220%	26,844.36	10,304.06	0.00	N/A	04/11/29	--	5,972,047.87	5,961,743.81	08/11/26
31	410949591	SS	Utica	MI	Actual/360	4.625%	24,457.81	8,215.76	0.00	N/A	05/11/29	--	6,141,106.31	6,132,890.55	08/11/26
32	310949227	MU	Los Angeles	CA	Actual/360	4.760%	25,413.11	0.00	0.00	N/A	05/11/29	--	6,200,000.00	6,200,000.00	08/11/26
33	1855954	RT	Missouri City	TX	Actual/360	4.950%	26,086.50	0.00	0.00	N/A	05/01/29	--	6,120,000.00	6,120,000.00	07/01/26
34	300801897	MF	Hallsville	TX	Actual/360	5.080%	24,570.79	7,932.50	0.00	N/A	04/01/29	--	5,616,893.38	5,608,960.88	08/01/26
35	470112600	MF	Howard Beach	NY	Actual/360	3.870%	18,334.63	6,258.76	0.00	N/A	04/01/29	--	5,501,764.00	5,495,505.24	08/01/26
36	1856226	OF	Houston	TX	Actual/360	4.920%	21,844.04	8,077.76	0.00	N/A	04/01/29	--	5,155,950.43	5,147,872.67	08/01/26
37	470113380	MF	Kew Gardens	NY	Actual/360	4.040%	17,630.42	5,493.21	0.00	N/A	05/01/29	--	5,067,829.39	5,062,336.18	08/01/26
38	470112830	MF	Forest Hills	NY	Actual/360	4.320%	16,886.98	9,155.46	0.00	N/A	03/01/29	--	4,539,511.17	4,530,355.71	08/01/26
39	470112430	MF	Staten Island	NY	Actual/360	4.300%	16,000.42	8,743.15	0.00	N/A	03/01/29	--	4,321,193.10	4,312,449.95	08/01/26
40	470112470	MF	Kew Gardens	NY	Actual/360	4.340%	12,408.23	15,985.84	0.00	N/A	02/01/29	--	3,320,173.94	3,304,188.10	08/01/26
41	1956882	OF	Mokena	IL	Actual/360	4.700%	15,981.13	6,838.93	0.00	N/A	06/01/29	--	3,948,666.57	3,941,827.64	08/01/26
42	470112920	MF	Yonkers	NY	Actual/360	4.060%	13,984.44	0.00	0.00	N/A	04/01/29	--	4,000,000.00	4,000,000.00	08/01/26
43	470112310	MF	Olathe	KS	Actual/360	4.340%	10,894.95	13,786.05	0.00	N/A	04/01/29	--	2,915,253.70	2,901,467.65	08/01/26
44	1956800	OF	Park Ridge	IL	Actual/360	4.530%	13,847.96	0.00	0.00	N/A	05/01/29	--	3,550,000.00	3,550,000.00	08/01/26
45	410948974	RT	Buda	TX	Actual/360	4.895%	14,281.42	4,283.38	0.00	N/A	05/11/29	--	3,388,125.58	3,383,842.20	08/11/26
46	470113420	MF	Hewlett	NY	Actual/360	3.920%	9,400.48	3,112.72	0.00	N/A	05/01/29	--	2,784,868.23	2,781,755.51	08/01/26
47	470113340	MF	Forest Hills	NY	Actual/360	3.950%	8,758.96	2,856.40	0.00	N/A	05/01/29	--	2,575,113.47	2,572,257.07	08/01/26
48	470113060	MF	Atlanta	GA	Actual/360	4.430%	8,333.92	6,403.68	0.00	N/A	04/01/29	--	2,184,672.10	2,178,268.42	08/01/26
49	470112720	MF	New York	NY	Actual/360	4.340%	8,408.75	0.00	0.00	N/A	02/01/29	--	2,250,000.00	2,250,000.00	08/01/26
50	600948583	SS	Indio	CA	Actual/360	4.750%	8,180.56	0.00	0.00	N/A	05/11/29	--	2,000,000.00	2,000,000.00	08/11/26
51	470112550	MF	New York	NY	Actual/360	4.370%	6,515.66	3,464.15	0.00	N/A	03/01/29	--	1,731,481.64	1,728,017.49	08/01/26
52	470113260	MF	New York	NY	Actual/360	3.830%	4,950.34	3,233.83	0.00	N/A	05/01/29	--	1,500,986.64	1,497,752.81	08/01/26
53	470112980	MF	Yonkers	NY	Actual/360	4.440%	5,735.00	0.00	0.00	N/A	04/01/29	--	1,500,000.00	1,500,000.00	08/01/26

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	470112290	MF	New York	NY	Actual/360	4.480%	5,010.64	2,571.82	0.00	N/A	02/01/29	--	1,298,840.08	1,296,268.26	08/01/26
55	470113010	MF	Port Chester	NY	Actual/360	4.410%	4,607.26	2,411.66	0.00	N/A	03/01/29	--	1,213,234.02	1,210,822.36	08/01/26
56	470112180	MF	New Rochelle	NY	Actual/360	4.610%	4,482.76	2,189.39	0.00	N/A	02/01/29	--	1,129,238.61	1,127,049.22	08/01/26
Totals							3,738,372.02	518,125.25	0.00				993,446,076.49	992,927,951.24
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	31,289,702.81	8,379,527.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,329,702.18	3,876,515.13	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,120,501.04	7,424,450.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	33,210,976.32	33,601,944.42	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	12,007,161.33	11,820,680.61	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,481,209.00	0.00	--	--	--	0.00	0.00	221,940.92	875,361.86	0.00	0.00
7	8,532,398.07	7,198,037.70	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,748,841.14	8,077,364.91	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	73,460,768.00	19,020,680.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	15,545,676.34	15,117,988.75	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,338,769.00	386,904.50	01/01/25	06/30/25	--	0.00	25,848.63	0.00	0.00	0.00	0.00
12	2,339,552.00	579,578.70	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,757,470.36	1,403,722.56	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,854,036.56	1,854,433.67	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,151,430.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	487,359.02	320,338.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,437,080.45	431,591.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,508,442.82	360,934.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,347,040.29	720,267.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	566,724.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	223,296.76	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,052,274.15	291,216.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,082,064.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	658,277.36	910,178.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	837,794.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	328,752.00	61,712.25	01/01/26	03/31/26	--	0.00	0.00	36,568.71	109,847.50	0.00	0.00
29	1,032,759.19	264,707.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	766,399.58	380,142.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	605,806.07	144,907.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	662,351.80	220,074.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	387,419.83	114,481.69	01/01/26	03/31/26	--	0.00	0.00	26,060.15	26,060.15	0.00	0.00
34	628,324.14	321,757.38	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	380,066.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	570,028.99	148,410.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	220,817.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	492,932.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	289,562.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	369,507.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	432,375.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	427,847.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	454,260.80	241,014.44	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	418,531.47	215,555.77	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	248,375.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	225,390.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	261,812.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	334,306.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	380,360.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	288,209.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	47,929.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	(48,405.95)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	29,919.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	130,146.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	41,457.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	250,552,491.90	124,112,417.23				0.00	25,848.63	284,569.79	1,011,269.51	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	1	6,120,237.94	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.369839%	4.330626%	30
07/17/26	1	6,131,641.42	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.369976%	4.330761%	31
06/17/26	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	11,092,288.85	4.370124%	4.330907%	32
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.370698%	4.331760%	33
04/17/26	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.370843%	4.331904%	34
03/17/26	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.370974%	4.332033%	35
02/18/26	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.371140%	4.332198%	36
01/16/26	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.371270%	4.332326%	37
12/17/25	1	63,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.371398%	4.332453%	38
11/18/25	1	63,700,000.00	0	0.00	0	0.00	1	34,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.371538%	4.324042%	39
10/20/25	0	0.00	0	0.00	0	0.00	1	34,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.371665%	4.324172%	40
09/17/25	0	0.00	0	0.00	0	0.00	1	34,500,000.00	0	0.00	1	34,500,000.00	0	0.00	0	0.00	4.371804%	4.324314%	41
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	1956453	04/06/26	3	3	221,940.92	875,361.86	57,733.87	63,700,000.00	09/12/25	2
28	1956625	05/01/26	2	2	36,568.71	109,847.50	0.00	6,155,117.42	08/06/25	1
33	1855954	07/01/26	0	B	26,060.15	26,060.15	0.00	6,120,000.00
Totals					284,569.79	1,011,269.51	57,733.87	75,975,117.42
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		34,500,000	34,500,000	0		0
25 - 36 Months		884,627,951	814,807,713	69,820,238		0
37 - 48 Months		0	0	0		0
49 - 60 Months		73,800,000	73,800,000	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	992,927,951	923,107,713	0	6,120,238	63,700,000	0
Jul-26	993,446,076	923,614,435	6,131,641	63,700,000	0	0
Jun-26	994,000,821	930,300,821	63,700,000	0	0	0
May-26	1,005,622,421	1,005,622,421	0	0	0	0
Apr-26	1,006,189,805	942,489,805	63,700,000	0	0	0
Mar-26	1,006,706,061	943,006,061	63,700,000	0	0	0
Feb-26	1,007,338,417	943,638,417	63,700,000	0	0	0
Jan-26	1,007,850,111	944,150,111	63,700,000	0	0	0
Dec-25	1,008,359,775	944,659,775	63,700,000	0	0	0
Nov-25	1,008,907,001	945,207,001	63,700,000	0	0	0
Oct-25	1,009,412,470	1,009,412,470	0	0	0	0
Sep-25	1,009,955,652	1,009,955,652	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	1956453	63,700,000.00	63,700,000.00	186,300,000.00	02/26/19	4,481,209.00	1.11080	06/30/26	05/06/29	I/O
28	1956625	6,120,237.94	6,155,117.42	8,400,000.00	04/29/26	250,277.46	0.56130	03/31/26	04/01/29	271
Totals		69,820,237.94	69,855,117.42	194,700,000.00		4,731,486.46

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	1956453	OF	CA	09/12/25	2

The receiver has officially taken control of the property and is working with the Special Servicer to implement an appropriate leasing strategy. Counsel recorded the foreclosure Notice of Default on 7/29/2026. There are no workout proposals from the Borro wer.

28	1956625	RT	IN	08/06/25	1

Special Servicer has obtained all necessary approvals for the proposed loan modification. Special Servicer's legal counsel drafted the modification agreement, and Borrower is currently reviewing the documentation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	310949229	60,000,000.00	4.85000%	60,000,000.00 4.85000%		10	08/26/20	09/11/20	09/11/20
11	300801910	0.00	4.01500%	0.00	4.01500%	1	08/29/25	08/29/25	--
14	310949205	19,000,000.00	4.90000%	19,000,000.00 4.90000%		10	08/26/20	--	09/11/20
Totals		79,000,000.00		79,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	13,713.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	0.00	0.00	3,166.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	471.09	0.00	0.00	0.00
13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	8.80	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	66.20	0.00	0.00	0.00
Total	0.00	0.00	17,213.19	0.00	3,166.15	0.00	0.00	0.00	546.09	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		20,925.43

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Supplemental Notes
Additional Contact

Additional ContactSitus Holdings, LLC, as Newport Corporate Center Special Servicer1010 Montgomery Street, Suite 2250San Francisco, CA 94104Atteniton: George WisniewskiEmail: george.wisniewski@situs.com, samnotice@situs.com and legal@situs.com

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